Other Current Assets and Accrued Income (Tables)	6 Months Ended
Jun. 30, 2024
Current prepayments and current accrued income including current contract assets [abstract]
Summary of Other Current Assets

The table below shows the breakdown of other current assets by category:

in CHF thousands	June 30, 2024	December 31, 2023
Prepaid clinical and technical development expenses	559	6,748
Prepaid general and administrative expenses	3,806	1,412
VAT and other receivable	964	328
Total	5,329	8,488

Summary of Accrued Income

The table below shows the movement of accrued income for the six months ended June 30, 2024 and 2023:

in CHF thousands	2024	2023
Balance as of January 1,	876	912
Accrued income recognized during the period	467	479
Foreign exchange revaluation	40	(95)
Balance as of June 30,	1,383	1,296